Investments - Fair Value Hierarchy of the Plan's Investments (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,126,868,935	$ 1,018,298,119
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	352,793,576	321,739,845
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	727,005,383	645,420,589
Perrigo Company plc ordinary shares
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,647,526	8,039,371
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	42,422,450	43,098,314
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	399,863,552	372,877,530
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	352,793,576	321,739,845
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Perrigo Company plc ordinary shares
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,647,526	8,039,371
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	42,422,450	43,098,314
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	727,005,383	645,420,589
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	727,005,383	645,420,589
Level 2 | Perrigo Company plc ordinary shares
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0